COMMON STOCK (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 26, 2009	Dec. 25, 2010	Oct. 14, 2010	Nov. 14, 2001	Dec. 28, 2013 Stock Purchase Plan [Member]	Dec. 28, 2013 Stock Retainer Plan [Member]	Dec. 29, 2012 Stock Retainer Plan [Member]	Dec. 31, 2011 Stock Retainer Plan [Member]	Dec. 25, 2010 LTSIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)								85.00%
Multiplier of retainer fee (in hundredths)									110.00%
Stock Retainer Plan expense									$ 400,000	$ 500,000	$ 500,000
Shares authorized for LTSIP (in shares)												1,000,000
Unused shares from prior plans (in shares)												1,600,000
Additional shares authorized per year, maximum (in shares)												200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning Balance (in shares)	110,106	191,334	359,997
Exercised (in shares)	(77,632)	(79,550)	(122,517)
Forfeited or expired (in shares)	0	(1,678)	(46,146)
Outstanding, Ending Balance (in shares)	32,474	110,106	191,334
Vested or expected to vest at December 28, 2013 (in shares)	(31,000)
Exercisable at December 28, 2013 (in shares)	1,474
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (in dollars per share)	$ 30.13	$ 26.60	$ 24.04
Exercised (in dollars per share)	$ 29.49	$ 21.82	$ 21.33
Forfeited or expired (in dollars per share)	$ 0	$ 21.84	$ 20.57
Outstanding, Ending Balance (in dollars per share)	$ 31.65	$ 30.13	$ 26.60
Vested or expected to vest at December 28, 2013 (in dollars per share)	$ 31.70
Exercisable (in dollars per share)	$ 30.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average Remaining Contractual Term of Shares Outstanding	1 year 6 months 18 days	1 year 7 months 20 days	1 year 9 months 29 days	2 years 4 months 6 days
Average Remaining Contractual Term of Shares Exercisable	0 years 7 months 2 days
Aggregated Intrinsic Value of Shares Outstanding	661,674	845,915	872,441		5,012,758
Total intrinsic value of options exercised	1,221,004	970,698	1,153,067
Aggregate Intrinsic Value of Shares Exercisable	31,529
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (in shares)	186,609	163,000	219,794
Granted (in shares)	36,481	37,433	71,950
Vested (in shares)	(9,955)	(859)	(113,244)
Forfeited (in shares)	(6,715)	(12,965)	(15,500)
Nonvested, Ending Balance (in shares)	206,420	186,609	163,000
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Beginning Balance (in dollars per share)	$ 32.22	$ 31.75	$ 28.17
Granted (in dollars per share)	$ 40.58	$ 35.05	$ 38.19
Vested (in dollars per share)	$ 40.58	$ 29.72	$ 29.13
Forfeited (in dollars per share)	$ 31.96	$ 30.35	$ 30.12
Nonvested, Ending Balance (in dollars per share)	$ 32.52	$ 32.22	$ 31.75
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	2,900,000	3,200,000	3,400,000		2,800,000
Nonvested restricted awards, weighted-average period to recognize expense	2 years	2 years 8 months 5 days	3 years 4 months 13 days	2 years 3 months 18 days
Share-based compensation expense	1,874,000	1,270,000	1,361,000
Income tax benefit from share-based compensation	400,000	500,000	500,000
Cash received from option exercises and share issuances under plans	2,100,000	2,000,000	3,000,000
Actual tax benefit realized from option exercises and share issuances under plans	$ 290,000	$ 765,000	$ 684,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)						2,000,000	2,500,000
Repurchase of shares (in shares)			144,900
Cumulative total authorized shares available for repurchase (in shares)	3,000,000